DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Line Items]
Three months or less	$ 18,190
Over three months through twelve months	64,867
Over one year through two years	52,913
Over two years through three years	40,530
Over three years through four years	41,124
Over four years through five years	4,255
Over five years	0
Time Deposits	$ 221,879	$ 261,428